Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Significant influence [member]
Accounting policies [line items]
Proportion of ownership interest in associate	20.00%
Bottom of range [member]
Accounting policies [line items]
Proportion of ownership interest in associate	20.00%
Lessee lease term	1 year
Top of range [member]
Accounting policies [line items]
Proportion of ownership interest in associate	50.00%
Lessee lease term	6 years